Summary of Material Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 Subsidiary Segment
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Number of wholly owned subsidiaries | Subsidiary	6
Number of group entities for consolidation | Subsidiary	6
Number of managed and operated segments | Segment	1
Number of reporting segments | Segment	1
Transfers between levels	There were no transfers between levels 1, 2 or 3 for recurring fair value measurements during the year.